FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Investments, All Other Investments [Abstract]
Schedule of the Fair Value of Financial Instruments
The following table summarizes the fair value of financial instruments at December 31, 2024 and December 31, 2023:

Fair Value of Financial Instruments	December 31, 2024				December 31, 2023
In millions	Cost	Gain	Loss	Fair Value	Cost	Gain	Loss	Fair Value
Cash equivalents	$314	$—	$—	$314	$408	$—	$—	$408
Restricted cash equivalents [1]	$42	$—	$—	$42	$411	$—	$—	$411
Total cash and restricted cash equivalents	$356	$—	$—	$356	$819	$—	$—	$819
Long-term debt including debt due within one year [2]	$(7,171)	$14	$(57)	$(7,214)	$(7,859)	$70	$(206)	$(7,995)
Derivatives relating to:
Net investment hedge [3]	—	137	—	137	—	96	—	96
Foreign currency [4,5]	—	8	(8)	—	—	26	(23)	3
Interest rate swap agreements [6]	—	—	(206)	(206)	—	—	(59)	(59)
Total derivatives	$—	$145	$(214)	$(69)	$—	$122	$(82)	$40
1.Refer to Note 7 and Note 16 for more information on Restricted cash equivalents.
2.At December 31, 2024 the balance included unamortized basis adjustment of $48 million related to the 2022 Swaps, discussed below. At December 31, 2023, the balance included a fair value hedging revaluation related to the 2022 Swaps of $59 million, discussed below. Fair value of long-term debt including debt due within one year is based on quoted market prices for the same or similar issues, or on current rates offered to the company for debt of the same remaining maturities and terms and represents a Level 2 fair value measurement.
3.Classified as "Deferred charges and other assets" in the Consolidated Balance Sheets.
4.Classified as "Prepaid and other current assets" and "Accrued and other current liabilities" in the Consolidated Balance Sheets.
5.Presented net of cash collateral where master netting arrangements allow.
6.The loss on the 2022 and 2024 Swaps are classified as "Other noncurrent obligations" and "Accrued and other current liabilities", respectively, in the Consolidated Balance Sheets.

Schedule of Notional Amounts
The notional amounts of the Company's derivative instruments were as follows:

Notional Amounts	December 31, 2024	December 31, 2023
In millions
Derivatives designated as hedging instruments:
Net investment hedge	$1,000	$1,000
Interest rate swap agreements	$—	$1,000
Derivatives not designated as hedging instruments:
Foreign currency contracts [1]	$(1,176)	$(907)
Interest rate swap agreements [2]	$4,150	$—
1.Presented net of contracts bought and sold.
2.Includes notional amounts related to the 2022 Swaps and 2024 Swaps, described further below.